Beck, Mack & Oliver Global Fund
Beck, Mack & Oliver Global Fund
Investment Objective
The Beck, Mack & Oliver Global Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Beck, Mack & Oliver Global Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Beck, Mack & Oliver Global Fund
Management Fees		1.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.38%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.38%)
Net Annual Fund Operating Expenses		1.51%
[1]	Beck, Mack & Oliver LLC (the "Adviser" or "BM&O") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.50% through at least July 31, 2014 ("Expense Cap"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Beck, Mack & Oliver Global Fund	154	557	986	2,181

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities, including common stock, sponsored American Depositary Receipts (“ADRs”) and securities convertible into common stock, of companies of any size based in the U.S. and worldwide. The Adviser focuses on those equity securities that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Fund also invests in companies that the Adviser believes are experiencing growth but whose growth the Adviser believes has not been recognized by the market.

In addition, under normal circumstances, the Fund invests at least 40% of the value of its net assets and borrowings for investment purposes in equity securities, consisting of common stock, ADRs and securities convertible into common stock, of non-U.S. companies. Currently, the Fund limits its investments in any one country to 25% of its total assets. This limitation does not apply to the securities of U.S. issuers. The Fund may also invest in pooled investment vehicles, including private equity funds and investment companies, that the Adviser believes provide similar earnings, revenue or growth potential as the equity securities in which the Fund principally invests.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser also studies political and economic developments in foreign countries in order to determine which countries may offer the best investment opportunities. The Adviser seeks to purchase the securities of well-managed companies at prices that are below intrinsic value. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser’s Process does not identify other appropriate investments for the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Unsponsored ADRs involve additional risks.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Equity Risk. The Fund’s equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Pooled Investment Vehicle Risk. Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund’s assets directly.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Small and Mid Capitalization Company Risk. The Fund’s investments in small and mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Performance Information

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare to the certain broad based indices. Updated performance information is available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2013 was -1.45%.

The Fund’s total return calculation includes proceeds received on November 26, 2003, from a non-recurring litigation settlement. Without this payment, total return for the year ended December 31, 2003, would have been 32.99%.

During the period shown, the highest return for a quarter was 23.52% for the quarter ended June 30, 2009, and the lowest return was -19.32% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Year	10 Year
Beck, Mack & Oliver Global Fund	Return Before Taxes	23.68%	0.18%	9.46%
Beck, Mack & Oliver Global Fund After Taxes on Distributions	Return After Taxes on Distributions	23.10%	(0.17%)	8.88%
Beck, Mack & Oliver Global Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.16%	0.08%	8.36%
Beck, Mack & Oliver Global Fund MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	15.83%	(1.18%)	7.51%
Beck, Mack & Oliver Global Fund MSCI EAFE Total Return	MSCI EAFE Total Return (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Beck, Mack & Oliver Partners Fund
Beck, Mack & Oliver Partners Fund
Investment Objective
The Beck, Mack & Oliver Partners Fund seeks long-term capital appreciation consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Beck, Mack & Oliver Partners Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Beck, Mack & Oliver Partners Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.42%
Fee Waiver and/or Expense Reimbursement	[1]	(0.42%)
Net Annual Fund Operating Expenses		1.00%
[1]	Beck, Mack & Oliver LLC (the "Adviser" or "BM&O") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.00% through at least July 31, 2014 ("Expense Cap"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Beck, Mack & Oliver Partners Fund	102	408	736	1,666

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of common stocks and securities convertible into or exercisable for common stocks issued by companies of any size, but it may also invest in preferred stocks and fixed, variable and floating rate fixed-income securities such as investment grade notes, bonds and debentures. The Fund generally seeks to invest in equity securities of domestic and foreign companies which it believes have sound, long-term fundamentals. As a non-diversified fund, the Fund may invest in a relatively small number of companies.

In addition, the Fund may invest in investment securities of any credit quality, including up to 10% of its net assets in fixed-income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in the category BBB- or higher by Standard & Poor’s Corporation or Baa3 or higher by Moody’s Investors Services, Inc. or the equivalent by another national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed-income securities held by the Fund may be illiquid.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser seeks to purchase the securities of companies at prices that are below intrinsic value.

With respect to fixed-income securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to achieve an appropriate maturity profile for the Fund. The Fund may invest in fixed-income securities of any maturity, and the weighted average maturity of the portfolio may vary substantially over time.

The Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser’s Process does not identify other appropriate investments for the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Below-Investment Grade Securities Risk. Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Equity Risk. The Fund’s equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

Variable and Floating Interest Rate Risk. The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid securities promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Small and Mid Capitalization Company Risk. The Fund’s investments in small and mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Performance Information

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare to the certain broad based indices. Updated performance information is available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

On December 1, 2009, a limited partnership managed by the Adviser reorganized into the Partners Fund. This limited partnership maintained an investment objective and investment policies that were, in all material respects, substantially similar to those of the Partners Fund. The Partners Fund has adopted the performance history of the limited partnership. The Partners Fund’s performance for periods prior to December 1, 2009, is that of the limited partnership and reflects the expenses of the limited partnership, which were lower than the Partners Fund’s current net expenses, except for 2008 when the expenses of the limited partnership were higher. The performance prior to December 1, 2009, is based on calculations that are different from the standardized method of calculations accepted by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first fiscal year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2013 was 8.62%.

During the period shown, the highest return for a quarter was 20.64% for the quarter ended June 30, 2009, and the lowest return was -28.37% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Year	10 Year
Beck, Mack & Oliver Partners Fund	Return Before Taxes	20.63%	1.56%	8.15%
Beck, Mack & Oliver Partners Fund After Taxes on Distributions	Return After Taxes on Distributions	19.76%	0.84%	7.76%
Beck, Mack & Oliver Partners Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.91%	1.12%	7.11%
Beck, Mack & Oliver Partners Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Beck, Mack & Oliver Partners Fund The Russell 1000 Index	The Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Beck, Mack & Oliver Partners Fund The Russell 1000 Value Index	The Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%
Beck, Mack & Oliver Partners Fund The Russell 3000 Index	The Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).